PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Net Defined Benefit Obligations by Country (Details) € in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	€ 899	€ 864
Plan assets	(488)	(461)
Net defined benefit liability	411	403	$ 403	€ 599
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	127	117
Plan assets	(6)	(6)
Net defined benefit liability	121	111
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	103	100
Plan assets	(1)	(1)
Net defined benefit liability	102	99
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	290	249
Plan assets	(265)	(236)
Net defined benefit liability	25	13
United States
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations	379	398
Plan assets	(216)	(218)
Net defined benefit liability	€ 163	€ 180